Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.5%
The Boeing Company (n)	950	$247,627
General Dynamics Corp.	200	51,934
		299,561
Air Freight & Logistics - 0.4%
FedEx Corp.	650	164,430
United Parcel Service, Inc., Class B	550	86,477
		250,907
Automobile Components - 0.1%
Mobileye Global, Inc., Class A (n)	1,000	43,320
QuantumScape Corp. (n)	3,000	20,850
		64,170
Automobiles - 2.0%
Ferrari N.V.	150	50,765
General Motors Company	2,800	100,576
Lucid Group, Inc. (n)	3,000	12,630
Rivian Automotive, Inc., Class A (n)	1,700	39,882
Tesla, Inc. (n)	3,900	969,072
		1,172,925
Banks - 0.8%
Bank of America Corp.	1,500	50,505
JPMorgan Chase & Company	1,250	212,625
The PNC Financial Services Group, Inc.	300	46,455
Truist Financial Corp.	1,400	51,688
U.S. Bancorp	800	34,624
Wells Fargo & Company	900	44,298
		440,195
Beverages - 0.0%
Monster Beverage Corp. (n)	500	28,805

Biotechnology - 0.9%
AbbVie, Inc.	600	92,982
Amgen, Inc.	350	100,807
Biogen, Inc. (n)	150	38,815
BioNTech SE - ADR (n)	200	21,108
Exact Sciences Corp. (n)	450	33,291
Gilead Sciences, Inc.	500	40,505
Moderna, Inc. (n)	350	34,808
Neurocrine Biosciences, Inc. (n)	400	52,704
PTC Therapeutics, Inc. (n)	400	11,024
Sarepta Therapeutics, Inc. (n)	500	48,215
TG Therapeutics, Inc. (n)	2,400	40,992
		515,251
Broadline Retail - 5.9%
Amazon.com, Inc. (n)	20,550	3,122,367
Macy's, Inc.	2,500	50,300
PDD Holdings, Inc. - ADR (n)	1,500	219,465
		3,392,132
Building Products - 0.2%
Builders FirstSource, Inc. (n)	200	33,388
Fortune Brands Innovations, Inc.	500	38,070
Trane Technologies PLC	300	73,170
		144,628
Capital Markets - 1.0%
BlackRock, Inc.	100	81,180
The Charles Schwab Corp.	2,100	144,480
FactSet Research Systems, Inc.	150	71,557
Futu Holdings Ltd. - ADR (n)	600	32,778
The Goldman Sachs Group, Inc.	200	77,154
Intercontinental Exchange, Inc.	250	32,108
Morgan Stanley	500	46,625
Nasdaq, Inc.	600	34,884
T. Rowe Price Group, Inc.	450	48,461
		569,227
Chemicals - 0.2%
Albemarle Corp.	200	28,896
The Scotts Miracle-Gro Company	600	38,250
The Sherwin-Williams Company	150	46,785
		113,931
Commercial Services & Supplies - 0.2%
Waste Connections, Inc.	200	29,854
Waste Management, Inc.	500	89,550
		119,404
Communications Equipment - 1.0%
Arista Networks, Inc. (n)	550	129,531
Cisco Systems, Inc.	2,800	141,456
F5, Inc. (n)	900	161,082
Lumentum Holdings, Inc. (n)	500	26,210
Motorola Solutions, Inc.	300	93,927
		552,206
Consumer Finance - 0.3%
American Express Company	550	103,037
SoFi Technologies, Inc. (n)	1,400	13,930
Upstart Holdings, Inc. (n)	1,800	73,548
		190,515
Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	800	528,064
Dollar General Corp.	250	33,987
Dollar Tree, Inc. (n)	250	35,513
Target Corp.	1,650	234,993
Walgreens Boots Alliance, Inc.	1,700	44,387
Walmart, Inc.	3,600	567,540
		1,444,484
Containers & Packaging - 0.1%
Avery Dennison Corp.	200	40,432

Diversified Consumer Services - 0.0%
WW International, Inc. (n)	2,000	17,500

Electrical Equipment - 0.2%
Emerson Electric Company	400	38,932
Encore Wire Corp.	150	32,040
Generac Holdings, Inc. (n)	350	45,234
		116,206
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	200	45,464
Cognex Corp.	1,000	41,740
Coherent Corp. (n)	1,000	43,530
Jabil, Inc.	300	38,220
TE Connectivity Ltd.	450	63,225
Zebra Technologies Corp., Class A (n)	300	81,999
		314,178
Entertainment - 5.2%
Electronic Arts, Inc.	450	61,565
Live Nation Entertainment, Inc. (n)	400	37,440
NetEase, Inc. - ADR	400	37,264
Netflix, Inc. (n)	5,050	2,458,744
ROBLOX Corp., Class A (n)	1,700	77,724
Roku, Inc. (n)	1,200	109,992
Sea Ltd. - ADR (n)	700	28,350
Spotify Technology SA (n)	300	56,373
The Walt Disney Company	700	63,203
Warner Bros. Discovery, Inc. (n)	3,000	34,140
		2,964,795
Financial Services - 2.9%
Affirm Holdings, Inc. (n)	700	34,398
Berkshire Hathaway, Inc., Class B (n)	200	71,332
Block, Inc. (n)	3,250	251,387
Euronet Worldwide, Inc. (n)	400	40,596
Fidelity National Information Services, Inc.	700	42,049
Fiserv, Inc. (n)	1,100	146,124
FleetCor Technologies, Inc. (n)	750	211,957
Global Payments, Inc.	750	95,250
Jack Henry & Associates, Inc.	500	81,705
Mastercard, Inc., Class A	500	213,255
PayPal Holdings, Inc. (n)	1,800	110,538
Visa, Inc., Class A	1,200	312,420
WEX, Inc. (n)	250	48,638
		1,659,649
Food Products - 0.2%
The J.M. Smucker Company	300	37,914
Lamb Weston Holdings, Inc.	500	54,045
Mondelez International, Inc., Class A	600	43,458
		135,417
Ground Transportation - 1.9%
Landstar System, Inc.	150	29,047
Lyft, Inc., Class A (n)	3,900	58,461
Norfolk Southern Corp.	150	35,457
Ryder System, Inc.	300	34,518
Saia, Inc. (n)	125	54,778
Uber Technologies, Inc. (n)	12,500	769,625
Union Pacific Corp.	200	49,124
XPO, Inc. (n)	350	30,657
		1,061,667
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,000	110,070
Align Technology, Inc. (n)	150	41,100
Boston Scientific Corp. (n)	2,000	115,620
Dexcom, Inc. (n)	1,300	161,317
Insulet Corp. (n)	150	32,547
Intuitive Surgical, Inc. (n)	1,350	455,436
Medtronic PLC	700	57,666
QuidelOrtho Corp. (n)	1,100	81,070
ResMed, Inc.	250	43,005
Stryker Corp.	300	89,838
		1,187,669
Health Care Providers & Services - 0.8%
CVS Health Corp.	600	47,376
DaVita, Inc. (n)	350	36,666
HCA Healthcare, Inc.	450	121,806
Laboratory Corp. of America Holdings	150	34,093
Quest Diagnostics, Inc.	900	124,092
UnitedHealth Group, Inc.	150	78,971
		443,004
Health Care Technology - 0.3%
Teladoc Health, Inc. (n)	3,200	68,960
Veeva Systems, Inc., Class A (n)	400	77,008
		145,968
Hotels, Restaurants & Leisure - 8.0%
Airbnb, Inc., Class A (n)	1,300	176,982
Booking Holdings, Inc. (n)	450	1,596,249
Brinker International, Inc. (n)	700	30,226
Carnival Corp. (n)	5,000	92,700
Chipotle Mexican Grill, Inc. (n)	300	686,088
Choice Hotels International, Inc.	500	56,650
Darden Restaurants, Inc.	250	41,075
Dine Brands Global, Inc.	600	29,790
Domino's Pizza, Inc.	200	82,446
DoorDash, Inc., Class A (n)	350	34,611
DraftKings, Inc., Class A (n)	4,200	148,050
Dutch Bros, Inc., Class A (n)	1,100	34,837
Expedia Group, Inc. (n)	2,350	356,706
Hilton Worldwide Holdings, Inc.	550	100,149
Hyatt Hotels Corp., Class A	750	97,807
Jack in the Box, Inc.	1,100	89,793
Las Vegas Sands Corp.	800	39,368
Marriott International, Inc., Class A	350	78,929
McDonald's Corp.	250	74,128
MGM Resorts International (n)	2,600	116,168
Norwegian Cruise Line Holdings Ltd. (n)	3,900	78,156
Restaurant Brands International, Inc.	1,200	93,756
Royal Caribbean Cruises Ltd. (n)	950	123,016
Shake Shack, Inc., Class A (n)	1,100	81,532
Texas Roadhouse, Inc.	200	24,446
Wingstop, Inc.	400	102,632
Wyndham Hotels & Resorts, Inc.	700	56,287
Wynn Resorts Ltd.	400	36,444
		4,559,021
Household Durables - 1.4%
DR Horton, Inc.	700	106,386
KB Home	2,100	131,166
Lennar Corp., Class A	1,200	178,848
Meritage Homes Corp.	350	60,970
Newell Brands, Inc.	2,000	17,360
PulteGroup, Inc.	800	82,576
Sonos, Inc. (n)	2,000	34,280
Sony Group Corp. - ADR	450	42,610
Tempur Sealy International, Inc.	800	40,776
Toll Brothers, Inc.	900	92,511
Whirlpool Corp.	250	30,443
		817,926
Household Products - 0.1%
WD-40 Company	250	59,768

Industrial Conglomerates - 0.4%
3M Company	400	43,728
General Electric Company	450	57,433
Honeywell International, Inc.	650	136,312
		237,473
Insurance - 0.1%
The Progressive Corp.	250	39,820
The Travelers Companies, Inc.	200	38,098
		77,918
Interactive Media & Services - 10.4%
Alphabet, Inc., Class A (n)	8,000	1,117,520
Alphabet, Inc., Class C (n)	9,250	1,303,602
fuboTV, Inc. (n)	5,000	15,900
JOYY, Inc. - ADR	500	19,850
Match Group, Inc. (n)	900	32,850
Meta Platforms, Inc., Class A (n)	8,300	2,937,868
Pinterest, Inc., Class A (n)	3,500	129,640
Snap, Inc., Class A (n)	14,700	248,871
TripAdvisor, Inc. (n)	2,600	55,978
ZoomInfo Technologies, Inc. (n)	4,400	81,356
		5,943,435
IT Services - 2.1%
Accenture PLC, Class A	250	87,728
Akamai Technologies, Inc. (n)	550	65,092
Cloudflare, Inc., Class A (n)	1,100	91,586
DXC Technology Company (n)	1,500	34,305
Fastly, Inc., Class A (n)	1,000	17,800
Gartner, Inc. (n)	300	135,333
GoDaddy, Inc., Class A (n)	350	37,156
Infosys Ltd. - ADR	2,000	36,760
International Business Machines Corp.	800	130,840
MongoDB, Inc. (n)	300	122,655
Shopify, Inc., Class A (n)	2,900	225,910
Snowflake, Inc., Class A (n)	250	49,750
Twilio, Inc., Class A (n)	1,300	98,631
Wix.com Ltd. (n)	400	49,208
		1,182,754
Leisure Products - 0.1%
YETI Holdings, Inc. (n)	700	36,246

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	800	111,224
Danaher Corp.	150	34,701
Illumina, Inc. (n)	400	55,696
OmniAb, Inc. (n)	2,450	15,116
Repligen Corp. (n)	300	53,940
Thermo Fisher Scientific, Inc.	100	53,079
		323,756
Machinery - 0.6%
Caterpillar, Inc.	200	59,134
Deere & Company	75	29,990
Illinois Tool Works, Inc.	200	52,388
Ingersoll Rand, Inc.	500	38,670
Lincoln Electric Holdings, Inc.	150	32,619
The Middleby Corp. (n)	250	36,793
Parker-Hannifin Corp.	150	69,105
		318,699
Media - 0.1%
Paramount Global, Class B	2,200	32,538
The Trade Desk, Inc., Class A (n)	500	35,980
		68,518
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc. (n)	1,900	38,798

Office Real Estate Investment Trusts - 0.1%
Boston Properties, Inc.	600	42,102

Oil, Gas & Consumable Fuels - 0.1%
Texas Pacific Land Corp.	50	78,622
Vitesse Energy, Inc.	129	2,824
		81,446
Passenger Airlines - 0.6%
Allegiant Travel Company	700	57,827
Delta Air Lines, Inc.	1,900	76,437
Hawaiian Holdings, Inc. (n)	8,500	120,700
Ryanair Holdings PLC - ADR (n)	350	46,676
United Airlines Holdings, Inc. (n)	1,400	57,764
		359,404
Personal Care Products - 0.1%
The Estee Lauder Companies, Inc., Class A	300	43,875

Pharmaceuticals - 0.6%
Eli Lilly & Company	300	174,876
Ligand Pharmaceuticals, Inc. (n)	350	24,997
Novartis AG - ADR	450	45,436
Novo Nordisk A/S - ADR	400	41,380
Zoetis, Inc.	150	29,606
		316,295
Professional Services - 0.9%
Automatic Data Processing, Inc.	200	46,594
Equifax, Inc.	450	111,280
Jacobs Solutions, Inc.	300	38,940
Paychex, Inc.	950	113,155
Paycom Software, Inc.	400	82,688
Paylocity Holding Corp. (n)	200	32,970
SS&C Technologies Holdings, Inc.	600	36,666
Upwork, Inc. (n)	2,400	35,688
		497,981
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc. (n)	5,500	44,605
Redfin Corp. (n)	15,000	154,800
Zillow Group, Inc., Class C (n)	1,500	86,790
		286,195
Retail Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	600	85,584
Tanger, Inc.	1,200	33,264
		118,848
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc. (n)	2,556	376,780
Analog Devices, Inc.	450	89,352
Applied Materials, Inc.	250	40,517
ARM Holdings PLC - ADR (n)	2,300	172,833
Broadcom, Inc.	250	279,063
Entegris, Inc.	450	53,919
Intel Corp.	2,100	105,525
KLA Corp.	100	58,130
Lattice Semiconductor Corp. (n)	300	20,697
Marvell Technology, Inc.	1,200	72,372
Micron Technology, Inc.	450	38,403
NVIDIA Corp.	8,000	3,961,760
NXP Semiconductors N.V.	800	183,744
ON Semiconductor Corp. (n)	1,000	83,530
Qorvo, Inc. (n)	400	45,044
QUALCOMM, Inc.	1,250	180,788
Skyworks Solutions, Inc.	400	44,968
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	450	46,800
Teradyne, Inc.	400	43,408
Universal Display Corp.	750	143,445
		6,041,078
Software - 18.8%
Adobe, Inc. (n)	650	387,790
ANSYS, Inc. (n)	150	54,432
Aspen Technology, Inc. (n)	250	55,037
Autodesk, Inc. (n)	1,050	255,654
C3.ai, Inc., Class A (n)	1,200	34,452
Cadence Design Systems, Inc. (n)	600	163,422
Check Point Software Technologies Ltd. (n)	1,000	152,790
Crowdstrike Holdings, Inc., Class A (n)	5,100	1,302,132
CyberArk Software Ltd. (n)	550	120,478
Datadog, Inc., Class A (n)	1,800	218,484
DocuSign, Inc. (n)	3,800	225,910
Fair Isaac Corp. (n)	150	174,601
Five9, Inc. (n)	1,100	86,559
Fortinet, Inc. (n)	1,300	76,089
Gitlab, Inc., Class A (n)	700	44,072
Intuit, Inc.	200	125,006
JFrog Ltd. (n)	600	20,766
Microsoft Corp.	7,900	2,970,716
Monday.com Ltd. (n)	300	56,343
Nice Ltd. - ADR (n)	650	129,681
Nutanix, Inc., Class A (n)	400	19,076
Palantir Technologies, Inc., Class A (n)	1,600	27,472
Palo Alto Networks, Inc. (n)	8,000	2,359,040
PTC, Inc. (n)	500	87,480
RingCentral, Inc., Class A (n)	1,200	40,740
Salesforce, Inc. (n)	2,850	749,949
Samsara, Inc., Class A (n)	1,200	40,056
SAP SE - ADR	1,350	208,697
ServiceNow, Inc. (n)	200	141,298
Synopsys, Inc. (n)	100	51,491
Unity Software, Inc. (n)	1,200	49,068
Workday, Inc., Class A (n)	450	124,227
Zoom Video Communications, Inc., Class A (n)	600	43,146
Zscaler, Inc. (n)	700	155,092
		10,751,246
Specialized Real Estate Investment Trusts - 0.1%
American Tower Corp.	150	32,382
Digital Realty Trust, Inc.	400	53,832
		86,214
Specialty Retail - 4.0%
Abercrombie & Fitch Company, Class A (n)	900	79,398
AutoNation, Inc. (n)	250	37,545
AutoZone, Inc. (n)	300	775,683
Best Buy Company, Inc.	3,500	273,980
CarMax, Inc. (n)	500	38,370
Dick's Sporting Goods, Inc.	250	36,737
Floor & Decor Holdings, Inc., Class A (n)	300	33,468
The Gap, Inc.	1,600	33,456
The Home Depot, Inc.	300	103,965
Lowe's Companies, Inc.	300	66,765
RH (n)	450	131,166
Ross Stores, Inc.	1,050	145,309
Signet Jewelers Ltd.	400	42,904
The TJX Companies, Inc.	1,600	150,096
Tractor Supply Company	150	32,255
Ulta Beauty, Inc. (n)	150	73,499
Victoria's Secret & Company (n)	700	18,578
Warby Parker, Inc., Class A (n)	2,300	32,430
Wayfair, Inc., Class A (n)	1,700	104,890
Williams-Sonoma, Inc.	300	60,534
		2,271,028
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	14,100	2,714,673
Dell Technologies, Inc., Class C	1,700	130,050
Hewlett Packard Enterprise Company	2,000	33,960
HP, Inc.	1,400	42,126
NetApp, Inc.	1,000	88,160
Western Digital Corp. (n)	1,600	83,792
		3,092,761
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (n)	75	50,132
Lululemon Athletica, Inc. (n)	500	255,645
NIKE, Inc., Class B	900	97,713
PVH Corp.	400	48,848
		452,338
Trading Companies & Distributors - 0.4%
Fastenal Company	1,100	71,247
Ferguson PLC	200	38,614
United Rentals, Inc.	100	57,342
W.W. Grainger, Inc.	100	82,869
		250,072
Water Utilities - 0.1%
American Water Works Company, Inc.	250	32,997

TOTAL COMMON STOCKS
(cost $39,370,500)		55,773,018

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0

Life Sciences Tools & Services - 0.0%
OmniAb Operations, Inc. — $12.50 Earnout Shares (f) (n)	189	0
OmniAb Operations, Inc. — $15.00 Earnout Shares (f) (n)	189	0
		0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUNDS - 0.40%
First American Government Obligations Fund, Class X, 5.29% (y)	234,796	234,796
TOTAL MONEY MARKET FUNDS
(cost $234,796)		234,796

TOTAL INVESTMENTS - 97.9%
(cost $39,605,296)		56,007,814
Other assets and liabilities, net - 2.1%		1,211,022

TOTAL NET ASSETS - 100.0%		$57,218,836

Percentages for the various classifications are based on net assets.
(f)
- Security valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the "Board"), in accordance with valuation procedures approved by the Board.  Value determined using significant unobservable inputs.

(n)	- Non-income producing security.
(y)	- Rate shown is the 7-day effective yield as of December 31, 2023.
ADR	- American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with valuation procedures approved by the Board. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$55,773,018
Money Market Funds	234,796
Total Level 1	56,007,814
Level 2 - None	-
Level 3 - Rights	0
Total	$56,007,814

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.